SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total capital expenditures	$ 343,190	$ 243,481	$ 252,490
City of Dreams [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	162,672	83,988	22,259
Studio City [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	69,498	86,071	73,452
Altira Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	10,550	5,614	3,892
Mocha and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	4,072	6,549	4,590
City of Dreams Manila [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	10,597	17,940	24,970
City of Dreams Mediterranean and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	14,920	11,815	108,214
Other Operation [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	65,470	28,298	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 5,411	$ 3,206	$ 15,113